Stockholders' Equity - Schedule of Unvested Restricted Shares (Details) - Restricted Stock Awards - $ / shares	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 13, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested balance	147,778	58,333	147,778	420,848
Shares, Exchanged for THIO founder restricted shares			87,500
Related party transaction, issued other than options			15,278	16,667
Shares, Vested		(58,333)	(186,666)	(289,737)
Shares, Cancelled/forfeited			(5,557)
Shares, Unvested balance		0	58,333	147,778
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.80	$ 1.80	$ 1.80	$ 1.80
Weighted Average Grant Date Fair Value, Exchanged for THIO founder restricted shares | $ / shares			1.80
Weighted Average Grant Date Fair Value, Granted | $ / shares			1.80	1.80
Weighted Average Grant Date Fair Value, Vested | $ / shares		$ 1.80
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares			$ 1.80	$ 1.80
DGD
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested balance	378,468		378,468	686,804
Related party transaction, issued other than options				12,500
Shares, Vested				(320,836)
Shares, Cancelled/forfeited	(378,468)
Shares, Unvested balance				378,468
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.00		$ 1.00	$ 1.00
Weighted Average Grant Date Fair Value, Granted | $ / shares				1.00
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares				$ 1.00
THIO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested balance	175,000		175,000	291,667
Shares, Vested	(87,500)			(116,667)
Shares, Cancelled/forfeited	(87,500)
Shares, Unvested balance				175,000
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.80		$ 1.80	$ 1.80
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares				$ 1.80